Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 42,610	[1]	$ 42,195
Actual return on plan assets		5,987		3,123
Benefits paid	[2]	(3,705)		(3,614)
Contributions		566		910
Plan transfers and Other		5		(4)
Fair value of plan assets at end of year	[1]	45,463		42,610
Unfunded status at end of year	[3]	(13,831)		(13,573)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		5,921	[1]	6,671
Actual return on plan assets		607		407
Benefits paid	[2]	(1,055)		(1,156)
Contributions		500		0
Plan transfers and Other		0		(1)
Fair value of plan assets at end of year	[1]	5,973		5,921
Unfunded status at end of year	[3]	$ (18,086)		$ (20,106)

[1]
Net assets available for pension benefits were $54,618 at December 31, 2017 and $51,087 at December 31, 2016 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $9,155 and $8,477, respectively.

[2]
At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

[3]
Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.